TERM FACILITY (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2021
Statement [Line Items]
Short-term investments interest rate description	Interest is charged on the facility at a rate of US dollar LIBOR (3 month) plus 4.75%.
Interest rate charge	4.75%
New Amending Agreement [Member]
Statement [Line Items]
Short-term investments interest rate description		The Company paid the remaining balance in monthly instalments of $278 ending September 2021.
Repayment of monthly instalments		$ 278
Percent of common shares of wholly-owned subsidiary		33.00%